PRIVATE PLACEMENT (Details Narrative) - Sponsor [Member]	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares	6,300,000
Sale of Stock, Price Per Share | $ / shares	$ 1.00
Sale of Stock, Consideration Received on Transaction | $	$ 6,300,000
Warrant exercise price | $ / shares	$ 11.50
Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares	6,900,000
Sale of Stock, Consideration Received on Transaction | $	$ 6,900,000